Business Combinations and Divestitures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisition
Business Acquisition, Pro Forma Information
The following table presents unaudited pro forma financial information as if the acquisition of Dollar Thrifty had occurred on January 1, 2012 for the period presented below (in millions of dollars).

	Revenue	Loss
2012 supplemental pro forma from 1/1/12 - 3/31/12 (combined entity)	$2,257.4	$(33.0)

The unaudited pro forma financial information for the years ended December 31, 2012, 2011 and 2010 was as follows (in millions):

	Revenue	Earnings
Actual from 09/01/11 - 12/31/11 (Donlen only)(1)	$142.7	$2.0
Actual from 11/19/12 - 12/31/12 (Dollar Thrifty only)(2)	170.6	(25.9)
2012 supplemental pro forma from 1/1/12 - 12/31/12 (combined entity)(3)	10,193.3	441.8
2011 supplemental pro forma from 1/1/11 - 12/31/11 (combined entity)(4)	9,920.3	235.1
2010 supplemental pro forma from 1/1/10 - 12/31/10 (combined entity)(5)	7,904.3	(48.6)
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(1)
Donlen's actual earnings for the four months ended December 31, 2011 was impacted by certain charges related to the amortization expense associated with the acquired intangible assets and the fair value adjustment related to acquired software, as well as, the write-off of certain unamortized debt costs.

(2)
Dollar Thrifty's actual earnings for the 43 days ended December 31, 2012 was impacted by certain charges related to the amortization expense associated with the acquired intangible assets and non-recurring compensation costs in connection with the merger.

(3)
The unaudited pro forma financial information for the year ended December 31, 2012 combines the historical results of Hertz and Dollar Thrifty for the year ended December 31, 2012, and the effects of the pro forma adjustments listed below.

(4)
The unaudited pro forma financial information for the year ended December 31, 2011 combines the historical results of Hertz, Donlen and Dollar Thrifty for the year ended December 31, 2011, and the effects of the pro forma adjustments listed below.

(5)
The unaudited pro forma financial information for the year ended December 31, 2010 combines the historical results of Hertz and Donlen for the year ended December 31, 2010, and the effects of the pro forma adjustments listed below.

Dollar Thrifty Automotive Group Inc.
Acquisition
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following summarizes the fair values of the assets acquired and liabilities assumed as of the Dollar Thrifty acquisition date (in millions):

Cash and cash equivalents	$535.0
Restricted cash and cash equivalents	307.0
Receivables	170.0
Inventories	8.0
Prepaid expenses and other assets	41.0
Revenue earning equipment	1,614.0
Property and equipment	119.0
Other intangible assets	1,546.0
Other assets	35.0
Goodwill	885.0
Accounts payable	(43.0)
Accrued liabilities	(277.0)
Deferred taxes on income	(864.0)
Debt	(1,484.0)
Total	$2,592.0

Donlen Corporation
Acquisition
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date (in millions):

Cash and cash equivalents	$35.6
Receivables	64.0
Prepaid expenses and other assets	7.0
Revenue earning equipment	1,120.6
Property and equipment	13.5
Other intangible assets	75.0
Goodwill	51.1
Accounts payable	(39.3)
Accrued liabilities	(226.8)
Deferred taxes on income	(121.9)
Debt	(728.8)
Total	$250.0

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination	Other intangible assets and their amortization periods are as follows:

	Useful life (in years)	Fair value (in millions)
Customer relationships	16	$65.0
Trademark	20	7.0
Non-compete agreement	5	3.0
Total		$75.0